ORDINARY SHARES	12 Months Ended
Dec. 31, 2021
ORDINARY SHARES
ORDINARY SHARES

10.          ORDINARY SHARES

On December 23, 2019, the Company announced the implementation and the execution of a share repurchase program of up to US$3 million of the ordinary shares in the form of American Depositary Shares through June 28, 2020, and further extended to July 28, 2020. Pursuant to the share repurchase plan, the Company repurchased 242,990 ADSs and 2,461,599 ADSs during the years ended December 31, 2019 and 2020, representing 485,980 ordinary shares and 4,923,198 ordinary shares with a total consideration of approximately $251 and $2,695.

The shares repurchased by the Company had not been retired or canceled and were accounted for at cost as treasury stock.

On December 11, 2019, the Company issued 13,154,284 ordinary shares and 19,091,837 ADSs (representing 38,183,674 ordinary shares) upon the maturity of the convertible promissory notes issued to certain Ezbuy’s shareholders. In January and March 2020, the Company issued 37,545,158 ordinary shares to the rest of Ezbuy’s sharehoders.

The Company sold 173,285 ADSs during the year ended December 31, 2021, representing 346,570 ordinary shares with a total consideration of approximately $898.